UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Back Bay Financial Group, Inc.
Address: 745 Boylston Street, Suite 503
         Boston, MA  02116

13F File Number:  028-13127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Siefert
Title:     President
Phone:     617-247-0518

Signature, Place, and Date of Signing:

      /s/  Robert Siefert     Boston, MA     May 23, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $111,655 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105      248     3887 SH       SOLE                     3887        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      332     7828 SH       SOLE                     7828        0        0
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778    17224   280524 SH       SOLE                   280524        0        0
BP PLC                         SPONSORED ADR    055622104      217     3581 SH       SOLE                     3581        0        0
CHEVRON CORP NEW               COM              166764100      245     2870 SH       SOLE                     2870        0        0
COLGATE PALMOLIVE CO           COM              194162103      272     3490 SH       SOLE                     3490        0        0
CRA INTL INC                   COM              12618T105     1211    37670 SH       SOLE                    37670        0        0
EXXON MOBIL CORP               COM              30231G102      475     5621 SH       SOLE                     5621        0        0
GENERAL ELECTRIC CO            COM              369604103      370    10010 SH       SOLE                    10010        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204       75    15000 SH       SOLE                    15000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      285     2478 SH       SOLE                     2478        0        0
ISHARES TR                     S&P 500 INDEX    464287200     9869    74637 SH       SOLE                    74637        0        0
ISHARES TR                     DJ SEL DIV INX   464287168     1134    19595 SH       SOLE                    19595        0        0
ISHARES TR                     LEHMAN 3-7 YR    464288661      371     3350 SH       SOLE                     3350        0        0
ISHARES TR                     LEHMAN AGG BND   464287226     6126    59658 SH       SOLE                    59658        0        0
ISHARES TR                     US TIPS BD FD    464287176     4299    39114 SH       SOLE                    39114        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      402     5588 SH       SOLE                     5588        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      660    14245 SH       SOLE                    14245        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    18180   247520 SH       SOLE                   247520        0        0
ISHARES TR                     S&P MIDCAP 400   464287507    17882   230022 SH       SOLE                   230022        0        0
ISHARES TR                     S&P SMLCAP 600   464287804     6338   105755 SH       SOLE                   105755        0        0
ISHARES TR                     RUSSELL MCP VL   464287473     8594    66831 SH       SOLE                    66831        0        0
JOHNSON & JOHNSON              COM              478160104      205     3165 SH       SOLE                     3165        0        0
MANULIFE FINL CORP             COM              56501R106      217     5724 SH       SOLE                     5724        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103     4267    30228 SH       SOLE                    30228        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      293     4000 SH       SOLE                     4000        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      204     2000 SH       SOLE                     2000        0        0
PFIZER INC                     COM              717081103      205     9794 SH       SOLE                     9794        0        0
PROCTER & GAMBLE CO            COM              742718109      277     3956 SH       SOLE                     3956        0        0
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863      653    12350 SH       SOLE                    12350        0        0
SPDR SERIES TRUST              DJWS REIT ETF    78464A607     3392    48456 SH       SOLE                    48456        0        0
SPDR TR                        UNIT SER 1       78462F103     2702    20474 SH       SOLE                    20474        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      782    10708 SH       SOLE                    10708        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      224     3260 SH       SOLE                     3260        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     1795    29885 SH       SOLE                    29885        0        0
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512     1150    23579 SH       SOLE                    23579        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      481     7805 SH       SOLE                     7805        0        0